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UBS Cash Reserves Fund

Semiannual Report

October 31, 2002

UBS Cash Reserves Fund

December 16, 2002

Dear Shareholder,

We present you with the semiannual report for the UBS Cash Reserves Fund for the six months ended October 31, 2002.

UBS Cash Reserves Fund

Investment Goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

Portfolio Manager:

Susan P. Ryan
UBS Global Asset
Management (US) Inc.

Commencement:

February 14, 2000

Dividend Payments:

Monthly

An Interview with Portfolio Manager Susan Ryan

Q. Can you describe the economic environment during the reporting period?

A. Initially, the U.S. economy appeared to be gaining momentum. First quarter 2002 gross domestic product (GDP) was a healthy 5.0%, up from 1.7% over the prior quarter. However, this up-tick proved short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending and waning consumer confidence in the wake of the stock market's decline and various corporate accounting scandals all took their toll. The end result: UBS Cash Reserves Fund second quarter 2002 GDP growth was ultimately a less-than-expected 1.1%. While the most recent preliminary estimate for third quarter GDP is 4.0%, economists are projecting that GDP for the last three months of the year will fall far short of that figure--between 1% and 2%.

Q. What are some of the reasons why economic growth appears to be declining?

A. For some time, consumer spending was propping up the economy as corporations postponed major purchases pending clearer signs of a sustainable economic upturn. The strength in consumer spending was in part fueled by zero percent financing for automobiles and the incremental cash people received from refinancing their homes. However, the pent-up demand for automobiles appears to be waning and the refinancing boom has likely peaked. In addition, heightening geopolitical risk--namely, the potential for another terrorist

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UBS Global Asset Management                                                    1

UBS Cash Reserves Fund

   strike and a war with Iraq--appears to be inhibiting both consumer and corporate spending.

Q. How did the Fund perform in this turbulent environment?

A. Short-term interest rates fell during the period, so the yields available through money market instruments were extremely low. At the end of the reporting period, the Fund's seven-day current yield was 1.42%, down slightly from 1.50% on April 30, 2002. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 5.)

   Our investment strategy led us to increase the Fund's weighted average maturity to 66 days, up from 49 days, during the reporting period. We did this in an effort to lock in higher yields as interest rates declined. In addition, given the combination of an uncertain economy, a proliferation of corporate accounting scandals and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity, which helped us avoid the problems that plagued the corporate credit markets.

Q. What is your outlook for the economy and how do you anticipate structuring the portfolio going forward?

A. Looking ahead, we are skeptical concerning the strength of an economic recovery. While we don't think the economy will dip back into a recession, the risk exists. After spending some time waiting for clearer signs on the economy, the Federal Reserve Board (the "Fed") made the decision at its November meeting to lower the federal funds rate (the rate U.S. banks charge each other for overnight loans) by 50 basis points, down to 1.25%--a 41-year low. In a statement, the Fed cited economic data that confirmed uncertainty in the marketplace as the primary reason for the move, which was implemented in order to provide support "as the economy works its way through this current soft spot."

   From an investment strategy perspective, credit quality and liquidity will continue to be of paramount importance. We expect to allocate a large portion of the portfolio to Treasuries and Agencies. We also expect to employ what is known as a "barbell" strategy, whereby we purchase securities at both ends of the maturity spectrum. This strategy will provide the liquidity we need through our shorter-term securities, which are typically less than a month in duration. The Fund's longer-term securities--with maturities of up to one year in duration--will generate incremental yield.

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2                                                    UBS Global Asset Management

UBS Cash Reserves Fund

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms
Brian M. Storms
President
UBS Cash Reserves Fund
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.

/S/ Susan P. Ryan
Susan P. Ryan
Portfolio Manager
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended October 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

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UBS Global Asset Management                                                    3

UBS Cash Reserves Fund

Performance At A Glance

Yields and Characteristics                 10/31/02     4/30/02     10/31/01
================================================================================
Seven-Day Current Yield *                     1.42%       1.50%       2.49%
--------------------------------------------------------------------------------
Seven-Day Effective Yield *                   1.43%       1.51%       2.52%
--------------------------------------------------------------------------------
Weighted Average Maturity **               66 days     49 days     74 days
--------------------------------------------------------------------------------
Net Assets (mm)                             $305.8     $ 394.0     $ 353.6
================================================================================

Sector Allocation***                       10/31/02     4/30/02     10/31/01
================================================================================
U.S. Government & Agency Obligations          46.7%       31.7%         --
--------------------------------------------------------------------------------
U.S. Government Agency Obligations              --          --        30.8%
--------------------------------------------------------------------------------
Commercial Paper                              30.0        50.1        36.0
--------------------------------------------------------------------------------
Certificates of Deposit                       10.8        13.4        15.6
--------------------------------------------------------------------------------
Short-Term Corporate Obligations               6.9          --         9.1
--------------------------------------------------------------------------------
Time Deposit                                   3.3          --          --
--------------------------------------------------------------------------------
Money Market Funds                             2.0         5.9         7.2
--------------------------------------------------------------------------------
Bank Notes                                      --          --         1.1
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities          0.3          --         0.2
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets           --       ( 1.1)         --
================================================================================
Total                                        100.0%      100.0%      100.0%
================================================================================

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated.
    The Fund's portfolio is actively managed and its composition will vary over time.

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4                                                    UBS Global Asset Management

UBS Cash Reserves Fund

Statement of Net Assets -- October 31, 2002 (unaudited)

Principal
 Amount                                               Maturity        Interest
 (000)                                                  Dates           Rates        Value
=============================================================================================
U.S. Government and Agency Obligations--46.70%
=============================================================================================
$28,000 U.S. Treasury Bills                           11/21/02 to     1.595 to
                                                      03/06/03        1.775%@   $ 27,899,754
---------------------------------------------------------------------------------------------
  5,000 Federal Farm Credit Bank                      11/01/02        1.750*       4,999,396
---------------------------------------------------------------------------------------------
  5,000 Federal Farm Credit Bank                      11/07/03        1.900        5,000,000
---------------------------------------------------------------------------------------------
 25,000 Federal Home Loan Bank                        11/01/02        1.710 to
                                                                      1.740*      24,995,236
---------------------------------------------------------------------------------------------
 25,000 Federal Home Loan Bank                        06/10/03 to     2.000 to
                                                      10/10/03        2.600       25,000,000
---------------------------------------------------------------------------------------------
 20,000 Federal Home Loan Mortgage Corp.              12/27/02 to     1.910 to
                                                      08/14/03        2.000 @     19,955,433
---------------------------------------------------------------------------------------------
 12,000 Federal National Mortgage Association         11/01/02        1.738 to
                                                                      1.750*      11,999,943
---------------------------------------------------------------------------------------------
 15,000 Federal National Mortgage Association         12/24/02 to     1.660 to
                                                      09/26/03        1.950 @     14,973,653
---------------------------------------------------------------------------------------------
  8,000 Student Loan Marketing Association            05/23/03 to     2.600 to
                                                      07/03/03        2.650        8,000,000
---------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
 (cost--$142,823,415)                                                            142,823,415
=============================================================================================
Time Deposit--3.27%
 10,000 Societe Generale (cost--$10,000,000)          11/01/02        1.900       10,000,000
=============================================================================================
Certificates of Deposit--10.79%
=============================================================================================
 Yankee--10.79%
  5,000 Abbey National Treasury                       12/31/02        1.910        5,000,080
---------------------------------------------------------------------------------------------
  5,000 Dexia Bank SA                                 11/01/02        1.820*       4,999,094
---------------------------------------------------------------------------------------------
 10,000 Royal Bank of Canada                          11/01/02        1.750*      10,000,000
---------------------------------------------------------------------------------------------
 13,000 Westdeutsche Landesbank Girozentrale          11/01/02 to     2.590 to
                                                      05/23/03        2.680       12,999,507
---------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost--$32,998,681)                                 32,998,681
=============================================================================================
Commercial Paper@--29.99%
=============================================================================================
 Asset Backed-Banking--0.63%
  1,926 Stellar Funding Group, Inc.                   11/01/02        1.930        1,926,000
=============================================================================================
 Asset Backed-Finance--1.96%
  6,000 K2 (USA) LLC                                  11/06/02        1.770        5,998,525
=============================================================================================
 Asset Backed-Miscellaneous--9.09%
  5,000 Falcon Asset Securitization Corp.             11/12/02        1.760        4,997,311
---------------------------------------------------------------------------------------------
 10,000 Giro Multi-Funding Corp.                      11/20/02        1.790        9,990,553
---------------------------------------------------------------------------------------------
  6,838 Old Line Funding Corp.                        11/15/02        1.780        6,833,267
---------------------------------------------------------------------------------------------
  3,000 Quincy Capital Corp.                          11/13/02        1.760        2,998,240
---------------------------------------------------------------------------------------------
  3,000 Receivables Capital Corp.                     11/18/02        1.780        2,997,478
---------------------------------------------------------------------------------------------
                                                                                  27,816,849
=============================================================================================
 Banking-Domestic--2.94%
  5,000 Deutsche Bank Financial LLC                   11/14/02        1.750        4,996,840
---------------------------------------------------------------------------------------------
  4,000 Nordea North America, Inc.                    11/25/02        1.760        3,995,307
---------------------------------------------------------------------------------------------
                                                                                   8,992,147
=============================================================================================
 Banking-Foreign--3.27%
 10,000 HBOS Treasury Services PLC                    11/04/02        1.750        9,998,541
=============================================================================================

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UBS Global Asset Management                                                    5

UBS Cash Reserves Fund

Statement of Net Assets -- October 31, 2002 (unaudited)

Principal
 Amount                                                Maturity      Interest
 (000)                                                   Dates         Rates         Value
============================================================================================
Commercial Paper@--(concluded)
============================================================================================
 Brokerage--3.60%
$11,000 Morgan Stanley & Co.                          11/05/02        1.760%     $10,997,849
============================================================================================
 Finance-NonCaptive Consumer--3.27%
 10,000 Household Finance Corp.                       11/07/02        1.740        9,997,100
============================================================================================
 Finance-NonCaptive Diversified--5.23%
 10,000 CIT Group, Inc.                               11/20/02        1.790        9,990,553
--------------------------------------------------------------------------------------------
  6,000 General Electric Capital Corp.                11/01/02        1.900        6,000,000
--------------------------------------------------------------------------------------------
                                                                                  15,990,553
============================================================================================
Total Commercial Paper (cost--$91,717,564)                                        91,717,564
============================================================================================
Short-Term Corporate Obligations--6.87%
============================================================================================
 Asset Backed-Finance--5.56%
  7,000 CC (USA) Inc.                                 11/01/02        1.830*       7,000,000
--------------------------------------------------------------------------------------------
  5,000 Dorada Finance, Inc.                          11/01/02        1.825*       4,999,784
--------------------------------------------------------------------------------------------
  5,000 K2 (USA) LLC                                  11/12/02        1.780*       5,000,000
--------------------------------------------------------------------------------------------
                                                                                  16,999,784
============================================================================================
 Finance-NonCaptive Diversified--1.31%
  4,000 General Electric Capital Corp.                11/12/02        1.830*       4,000,000
============================================================================================
Total Short-Term Corporate Obligations
(cost--$20,999,784)                                                               20,999,784
============================================================================================

 Number of
  Shares
  (000)
============================================================================================
Money Market Funds--2.06%
============================================================================================
  5,263 AIM Liquid Assets Portfolio                   11/01/02        1.770+       5,262,857
--------------------------------------------------------------------------------------------
     75 AIM Prime Portfolio                           11/01/02        1.690+          74,795
--------------------------------------------------------------------------------------------
    140 BlackRock Provident Institutional TempFund    11/01/02        1.646+         140,049
--------------------------------------------------------------------------------------------
    840 Dreyfus Cash Management Fund                  11/01/02        1.637+         839,975
--------------------------------------------------------------------------------------------
Total Money Market Funds
(cost--$6,317,676)                                                                 6,317,676
--------------------------------------------------------------------------------------------
Total Investments (cost--$304,857,120 which
 approximates cost for federal income tax purposes)--
 99.68%                                                                          304,857,120
--------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.32%                                         992,015
--------------------------------------------------------------------------------------------
Net Assets (applicable to 305,664,997 shares of
 beneficial interest outstanding equivalent to $1.00 per
 share)--100.00%                                                                $305,849,135
============================================================================================

 * Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of October 31, 2002, and reset periodically.
 @  Interest rates shown are the discount rates at date of purchase.
 +  Interest rates shown reflect yield at October 31, 2002.

                       Weighted average maturity--66 days

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS Cash Reserves Fund

Statement of Operations

                                                 For the Six
                                                 Months Ended
                                              October 31, 2002
                                                 (unaudited)
==============================================================
Investment income:
Interest                                           $3,628,951
--------------------------------------------------------------
Expenses:
Investment advisory and administration fees           615,937
--------------------------------------------------------------
Transfer agency and related services fees             316,790
--------------------------------------------------------------
Reports and notices to shareholders                    51,127
--------------------------------------------------------------
State registration fees                                30,923
--------------------------------------------------------------
Insurance expense                                      24,347
--------------------------------------------------------------
Professional fees                                      22,702
--------------------------------------------------------------
Custody and accounting                                 18,665
--------------------------------------------------------------
Trustees' fees                                          3,192
--------------------------------------------------------------
Other expenses                                            753
--------------------------------------------------------------
                                                    1,084,436
--------------------------------------------------------------
Less: Fee waivers from investment advisor            (206,325)
--------------------------------------------------------------
Net expenses                                          878,111
--------------------------------------------------------------
Net investment income                              $2,750,840
==============================================================

Statement of Changes in Net Assets

                                                             For the Six
                                                            Months Ended         For the
                                                          October 31, 2002     Year Ended
                                                             (unaudited)     April 30, 2002
===========================================================================================
From operations:
Net investment income                                         $2,750,840         $9,233,967
-------------------------------------------------------------------------------------------
Net realized gain from investment transactions                         -            183,910
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           2,750,840          9,417,877
-------------------------------------------------------------------------------------------
Dividends to shareholders from:
Net investment income                                         (2,750,840)        (9,233,967)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 beneficial interest transactions                            (88,117,094)        43,952,674
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        (88,117,094)        44,136,584
-------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                          393,966,229        349,829,645
-------------------------------------------------------------------------------------------
End of period                                               $305,849,135       $393,966,229
===========================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

UBS Cash Reserves Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the "Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. The Trust is a series mutual fund with five funds: the Fund, UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, LIR Premier Money Market Fund, LIR Premier Tax-Free Money Market Fund and UBS Liquid Assets Fund are not included herein.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and Accounting for Investments and Investment Income--

Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase Agreements--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligation prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/ tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Investment Advisor and Administrator

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund's average daily net assets. At October 31, 2002, the Fund did not owe UBS Global AM for investment advisory and administration fees.

For the period February 14, 2000 (commencement of operations) through the end of the Fund's first three full fiscal years, UBS Global AM has contractually undertaken to waive 0.04% of its investment advisory and administration fees and reimburse a portion of expenses to maintain the Fund's ordinary total annual operating expenses at a level not exceeding 0.47% of the Fund's average daily net assets. The Fund has agreed to repay UBS Global AM for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rate.

For the six months ended October 31, 2002, UBS Global AM waived $206,325 in investment advisory and administration fees, which is subject to repayment through April 30, 2006. At October 31, 2002, UBS Global AM owed the Fund $17,130 in fee waivers and reimbursements.

Other Liabilities

At October 31, 2002, the Fund had dividends payable of $85,492.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

Money Market Fund Insurance Bonds

At October 31, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the six months ended October 31, 2002, the Fund did not use these insurance bonds.

Federal Tax Status

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At October 31, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the six months ended October 31, 2002 and the fiscal year ended April 30, 2002, was ordinary income.

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS Cash Reserves Fund

Notes to Financial Statements (unaudited)

Shares of Beneficial Interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           For the Six            For the
                                          Months Ended           Year Ended
                                        October 31, 2002       April 30, 2002
================================================================================
Shares sold                             1,415,375,215           3,294,916,720
--------------------------------------------------------------------------------
Shares repurchased                     (1,506,259,301)         (3,260,643,877)
--------------------------------------------------------------------------------
Dividends reinvested                        2,766,992               9,679,831
--------------------------------------------------------------------------------
Net decrease in shares outstanding        (88,117,094)            (43,952,674)
================================================================================

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS Cash Reserves Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                         For the
                                              For the Six              Years Ended              For the Period
                                             Months Ended               April 30,             February 14, 2000+
                                           October 31, 2002    ===========================            to
                                              (unaudited)          2002           2001          April 30, 2000
=================================================================================================================
Net asset value,
 beginning of period                            $1.00              $1.00          $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                           0.007              0.026          0.059             0.012
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment
 income                                        (0.007)            (0.026)        (0.059)           (0.012)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period                                  $1.00              $1.00          $1.00             $1.00
-----------------------------------------------------------------------------------------------------------------
Total investment return(1)                       0.75%              2.66%          6.01%             1.18%
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets,
 end of period (000's)                       $305,849           $393,966       $349,830          $270,406
-----------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of
 waivers/reimbursements from
 advisor                                         0.47%*             0.47%          0.47%             0.47%*
-----------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
 before waivers/reimbursements
 from advisor                                    0.58%*             0.61%          0.54%             0.53%*
-----------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, net of waivers/
 reimbursements from advisor                     1.47%*             2.61%          5.80%             5.57%*
-----------------------------------------------------------------------------------------------------------------
Net investment income to average net
 assets, before waivers/
 reimbursements from advisor                     1.36%*             2.47%          5.73%             5.51%*
=================================================================================================================

+    Commencement of operations.
*    Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

Trustees

E. Garrett Bewkes, Jr.         George W. Gowen
Chairman
                               William W. Hewitt, Jr.
Margo N. Alexander
                               Morton L. Janklow
Richard Q. Armstrong
                               Frederic V. Malek
David J. Beaubien
                               Carl W. Schafer
Richard R. Burt
                               William D. White
Meyer Feldberg

Principal Officers

Brian M. Storms                Paul H. Schubert
President                      Vice President and Treasurer

Amy R. Doberman                Michael Markowitz
Vice President and Secretary   Vice President

Elbridge T. Gerry III          Susan P. Ryan
Vice President                 Vice President

Investment Advisor,
Administrator and Distributor

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of a Fund unless accompanied or preceded by an effective prospectus.

(C)2003 UBS Global Asset Management (US) Inc. All rights reserved.

[LOGO] UBS
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

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